Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets

Composition of assets, grouped by major classifications, is as follows:

	December 31
	2017	2016
	$ in thousands
Cost:
Machinery and equipment	58,555	51,968
Leasehold improvements	57,063	51,688
Land and buildings	11,668	12,153
Office furniture and equipment	14,740	15,472
Computer equipment	73,460	61,257
Vehicles	469	404

	215,955	192,942
Less - accumulated depreciation and amortization	146,343	130,567

	69,612	62,375

b.	Depreciation

Depreciation expenses totaled $19,059,000, $17,300,000 and $15,058,000 in the years ended December 31, 2017, 2016 and 2015, respectively.